Income Taxes (Details)	6 Months Ended		12 Months Ended	24 Months Ended			36 Months Ended
	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2021 CNY (¥)
Income Taxes (Details) [Line Items]
Annual taxable income percentage									50.00%
Income tax reduced rate									20.00%
Annual taxable income | $	$ 325,941	$ 247,350
Cumulative tax effect, percentage	25.00%		25.00%
PRC [Member]
Income Taxes (Details) [Line Items]
Income tax EIT rate percentage			25.00%
Annual taxable income						¥ 1			¥ 1
Annual taxable income percentage						12.50%			25.00%
Income tax reduced rate						20.00%			20.00%
PRC [Member] | Minimum [Member]
Income Taxes (Details) [Line Items]
Annual taxable income									¥ 1
PRC [Member] | Maximum [Member]
Income Taxes (Details) [Line Items]
Annual taxable income									¥ 3
Forecast [Member]
Income Taxes (Details) [Line Items]
Income tax reduced rate							20.00%	20.00%
Forecast [Member] | Minimum [Member]
Income Taxes (Details) [Line Items]
Annual taxable income								¥ 1
Forecast [Member] | Latest Tax Year [Member]
Income Taxes (Details) [Line Items]
Annual taxable income percentage							25.00%	25.00%
Annual taxable income | $							$ 3,000,000
Forecast [Member] | PRC [Member] | Latest Tax Year [Member]
Income Taxes (Details) [Line Items]
Annual taxable income | $				$ 25
Income tax reduced rate				20.00%	20.00%
Annual taxable income					¥ 1